Schedule of Municipal Bonds Held For Investment by Geographic Distribution (Detail)	Dec. 31, 2017	Dec. 31, 2016
California
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	27.70%	27.50%
Texas
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	11.90%	12.30%
Illinois
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	5.80%	5.50%
Oregon
Schedule of Investments [Line Items]
Percentage of municipal bond portfolio carrying value	7.20%	6.70%